Consolidated Statements of Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Profit or loss [abstract]
Sales revenue	¥ 15,888,617	¥ 15,361,146	¥ 13,999,200
Operating costs and expenses:
Cost of sales	(12,580,949)	(12,000,581)	(10,865,848)
Selling, general and administrative	(1,774,393)	(1,775,151)	(1,601,212)
Research and development	(806,905)	(751,856)	(691,429)
Total operating costs and expenses	(15,162,247)	(14,527,588)	(13,158,489)
Operating profit	726,370	833,558	840,711
Share of profit of investments accounted for using the equity method	228,827	247,643	164,793
Finance income and finance costs:
Interest income	48,618	41,191	32,389
Interest expense	(13,217)	(12,970)	(12,471)
Other, net	(11,223)	5,551	(18,436)
Total finance income and finance costs	24,178	33,772	1,482
Profit before income taxes	979,375	1,114,973	1,006,986
Income tax expense	(303,089)	13,666	(327,592)
Profit for the year	676,286	1,128,639	679,394
Profit for the year attributable to:
Owners of the parent	610,316	1,059,337	616,569
Non-controlling interests	¥ 65,970	¥ 69,302	¥ 62,825
Earnings per share attributable to owners of the parent
Basic and diluted	¥ 345.99	¥ 590.79	¥ 342.10